UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-08426

                ALLIANCEBERNSTEIN INTERNATIONAL GROWTH FUND, INC.
               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105
               (Address of principal executive offices) (Zip code)

                                 Mark R. Manley
                             AllianceBernstein L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672

                     Date of fiscal year end: June 30, 2007

                  Date of reporting period: September 30, 2006

ITEM 1. SCHEDULE OF INVESTMENTS.

AllianceBernstein
International Growth Fund
Portfolio of Investments
September 30, 2006 (unaudited)

Company                                               Shares      U.S. $ Value
-------------------------------------------------------------------------------
COMMON STOCKS - 96.7%
Finance - 27.3%
Banking - Money Center - 11.7%
Banco Bilbao Vizcaya Argentaria SA                   1,568,420   $   36,269,787
Banco Santander Chile, SA (ADR)                         89,700        4,058,925
Bank Central Asia Tbk PT                            15,085,000        7,872,579
Bank Hapoalim BM                                     1,440,300        6,790,545
BNP Paribas SA                                         257,878       27,712,978
Commerzbank AG                                         550,320       18,614,144
Credit Suisse Group                                    667,258       38,584,850
Mitsubishi UFJ Financial Group, Inc.                     3,133       40,314,582
                                                                 --------------
                                                                    180,218,390
                                                                 --------------
Banking - Regional - 5.7%
Allied Irish Banks PLC                                 718,599       19,132,328
China Construction Bank-Class H                     40,923,000       17,690,498
China Merchants Bank Co. Ltd. (a)                      250,000          352,346
Macquarie Bank Ltd.                                    243,810       12,570,844
Turkiye Is Bankasi-Class C                           2,192,638       11,612,512
UniCredito Italiano SpA                              3,238,057       26,873,889
                                                                 --------------
                                                                     88,232,417
                                                                 --------------
Brokerage & Money Management - 2.6%
Nomura Holdings, Inc.                                2,258,800       39,766,696
                                                                 --------------
Insurance - 4.5%
ING Groep NV                                           820,121       36,041,389
Prudential PLC                                       1,602,343       19,855,572
Swiss Reinsurance                                      185,636       14,189,823
                                                                 --------------
                                                                     70,086,784
                                                                 --------------
Miscellaneous - 2.5%
FirstRand Ltd.                                       5,613,946       12,732,368
Investimentos Itau, SA (GDR)                         5,004,370       20,599,325
ORIX Corp. (b)                                          20,240        5,592,197
                                                                 --------------
                                                                     38,923,889
                                                                 --------------
Real Estate - 0.3%
Urbi Desarrollos Urbanos SA de C.V (a)               1,799,400        5,065,620
                                                                 --------------
                                                                    401,694,472
                                                                 --------------
Consumer Services - 13.5%
Advertising - 0.5%
WPP Group PLC                                          651,287        8,067,553
                                                                 --------------
Airlines - 0.6%
B.W.I.A. International Airways Ltd. (a)(c)           2,727,272                3
easyJet PLC (a)                                      1,029,216        9,358,731
                                                                 --------------
                                                                      9,358,734
                                                                 --------------

Apparel - 1.0%
Geox SpA                                             1,178,504       14,676,522
                                                                 --------------
Broadcasting & Cable - 2.2%
Grupo Televisa, SA (ADR)                               304,600        6,475,796
SES Global SA                                          522,858        7,846,194
Societe Television Francaise 1                         592,101       18,926,436
                                                                 --------------
                                                                     33,248,426
                                                                 --------------
Cellular Communications - 3.2%
America Movil SA de CV Series L (ADR)                  563,018       22,166,019
Bharti Tele-Ventures (a)                               761,902        7,789,065
Orascom Telecom Holding SAE (GDR) (b)                  210,304       11,615,090
Turkcell Iletisim Hizmet AS                          1,605,207        8,246,173
                                                                 --------------
                                                                     49,816,347
                                                                 --------------
Entertainment & Leisure - 1.3%
OPAP, SA                                               590,122       19,859,245
                                                                 --------------
Miscellaneous - 1.6%
Capita Group PLC                                       933,757        9,567,856
Li & Fung Ltd.                                       3,410,000        8,466,293
Michael Page International PLC                         889,034        6,398,656
                                                                 --------------
                                                                     24,432,805
                                                                 --------------
Printing & Publishing - 0.7%
Naspers Ltd.-Class N                                   697,320       10,709,832
                                                                 --------------
Restaurants & Lodging - 1.5%
Accor, SA                                              346,802       23,603,581
                                                                 --------------
Retail - General Merchandise - 0.9%
Esprit Holdings Ltd.                                 1,529,000       13,933,562
                                                                 --------------
                                                                    207,706,607
                                                                 --------------
Technology - 8.9%
Communication Equipment - 0.9%
Vimpel-Communications (ADR) (a)                        235,800       14,287,122
                                                                 --------------
Communication Services - 0.3%
Comstar United Telesystems (GDR) (b)                   775,741        5,236,252
                                                                 --------------
Computer Hardware/Storage - 0.5%
NEC Corp.                                            1,511,000        8,278,680
                                                                 --------------
Computer Peripherals - 0.4%
Lite-On Technology Corp.                             4,603,000        5,681,171
                                                                 --------------
Computer Services - 0.3%
Indra Sistemas SA                                      236,605        5,149,933
                                                                 --------------
Electronic Components - 0.8%
AU Optronics Corp. (ADR)                               413,300        5,889,525
LG Philips LCD Co., Ltd. (ADR) (a)                     370,400        6,144,936
                                                                 --------------
                                                                     12,034,461
                                                                 --------------
Internet Infrastructure - 1.4%
Fastweb (a)                                            491,860       22,284,287
                                                                 --------------
Miscellaneous - 0.6%
Hoya Corp.                                             238,300        8,987,338
                                                                 --------------
Semiconductor Capital Equipment - 1.0%
ASML Holding NV (a)                                    646,973       15,066,784
                                                                 --------------
Semiconductor Components - 1.3%

Advanced Semiconductor Engineering,
   Inc. (a)                                          5,307,945        4,936,794
Taiwan Semiconductor Manufacturing Co.
   Ltd. (ADR)                                          878,248        8,431,181
Taiwan Semiconductor Manufacturing Co.
   Ltd                                               3,541,255        6,391,463
                                                                 --------------
                                                                     19,759,438
                                                                 --------------
Software - 1.4%
SAP AG                                                 107,030       21,205,137
                                                                 --------------
                                                                    137,970,603
                                                                 --------------
Consumer Staples - 8.9%
Beverages - 2.9%
Fomento Economico Mexicano SA de CV
   (ADR)                                                51,000        4,943,940
Pernod-Ricard, SA                                      109,569       22,790,368
SABMiller PLC                                          941,437       17,577,640
                                                                 --------------
                                                                     45,311,948
                                                                 --------------
Food - 2.2%
Nestle, SA                                              94,677       32,990,019
                                                                 --------------
Retail - Food & Drug - 0.8%
Carrefour Supermarche                                  196,367       12,392,639
                                                                 --------------
Tobacco - 3.0%
Altadis SA                                             181,279        8,612,088
British American Tobacco PLC                           626,200       16,936,500
Japan Tobacco, Inc.                                      5,463       21,264,790
                                                                 --------------
                                                                     46,813,378
                                                                 --------------
                                                                    137,507,984
                                                                 --------------
Energy - 8.3%
Domestic Integrated - 0.4%
MOL Hungarian Oil and Gas PLC                           64,857        5,927,875
                                                                 --------------
International - 6.3%
ENI SpA                                                811,266       24,105,413
LUKOIL (ADR)                                           140,469       10,611,168
Norsk Hydro ASA                                        930,176       20,843,647
Petroleo Brasileiro SA (ADR)                           252,800       18,919,552
Total SA                                               356,339       23,372,370
                                                                 --------------
                                                                     97,852,150
                                                                 --------------
Oil Service - 1.6%
PetroChina Co., Ltd.-Class H                        14,698,000       15,791,014
PTT Public Co. Ltd.                                  1,515,100        8,711,875
                                                                 --------------
                                                                     24,502,889
                                                                 --------------
                                                                    128,282,914
                                                                 --------------
Health Care - 7.5%
Drugs - 6.8%
Chugai Pharmaceutical Co. Ltd.                         738,800       15,898,175
CSL Ltd./Australia                                     446,232       17,917,570
Novartis AG                                            372,495       21,732,564
Richter Gedeon Nyrt.                                    30,831        6,374,244
Roche Holding AG                                       102,962       17,788,453
Sanofi-Aventis                                         181,549       16,140,524
Teva Pharmaceutical Industries Ltd. (ADR)              290,295        9,896,157
                                                                 --------------
                                                                    105,747,687
                                                                 --------------

Medical Products - 0.7%
Nobel Biocare Holding AG (a)                            43,162       10,613,092
                                                                 --------------
                                                                    116,360,779
                                                                 --------------
Consumer Manufacturing - 6.2%
Auto & Related - 2.9%
Honda Motor Co. Ltd.                                   273,600        9,194,952
Tata Motors Ltd.                                       229,987        4,311,466
Toyota Motor Corp.                                     586,500       31,915,428
                                                                 --------------
                                                                     45,421,846
                                                                 --------------
Building & Related - 3.3%
CRH PLC                                                660,226       22,362,522
Vinci, SA                                              252,570       28,079,025
                                                                 --------------
                                                                     50,441,547
                                                                 --------------
                                                                     95,863,393
                                                                 --------------
Utilities - 6.0%
Electric & Gas Utility - 3.3%
CPFL Energia, SA (ADR)                                 120,300        4,623,129
Gaz de France SA                                       274,733       10,926,857
National Grid PLC                                    1,453,395       18,149,744
Red Electrica de Espana                                121,567        4,722,355
Scottish Power PLC                                   1,076,600       13,113,403
                                                                 --------------
                                                                     51,535,488
                                                                 --------------
Telephone Utility - 2.7%
MTN Group Ltd.                                         915,821        7,391,203
Nippon Telegraph & Telephone Corp.                       1,771        8,658,044
Singapore Telecommunications Ltd.                    5,448,250        8,352,554
Telekom Austria AG                                     683,763       17,244,151
                                                                 --------------
                                                                     41,645,952
                                                                 --------------
                                                                     93,181,440
                                                                 --------------
Basic Industry - 3.1%
Gold - 0.5%
Gold Fields Ltd.                                       447,322        7,914,448
                                                                 --------------
Mining & Metals - 2.6%
China Shenhua Energy Co. Ltd.-Class H                7,888,000       12,688,900
Cia Vale do Rio Doce (ADR)                             378,800        8,166,928
Cia Vale do Rio Doce (Sponsored) (ADR)                 412,900        7,642,779
Mechel OAO (ADR)                                       167,000        3,390,100
Rio Tinto PLC                                          182,097        8,617,290
                                                                 --------------
                                                                     40,505,997
                                                                 --------------
                                                                     48,420,445
                                                                 --------------
Capital Goods - 2.6%
Electrical Equipment - 0.6%
Yamada Denki Co. Ltd.                                   85,700        8,605,808
                                                                 --------------
Engineering & Construction - 1.5%
ABB Ltd.                                             1,254,708       16,531,100
Obayashi Corp.                                         930,000        6,550,850
                                                                 --------------
                                                                     23,081,950
                                                                 --------------
Miscellaneous - 0.5%

Nitto Denko Corp.                                      139,700        8,275,854
                                                                 --------------
                                                                     39,963,612
                                                                 --------------
Transportation - 2.4%
Miscellaneous - 0.7%
Fraport AG Frankfurt Airport Services
   Worldwide                                           166,758       11,447,124
                                                                 --------------
Railroad - 1.7%
All America Latina Logistica SA (b)                    631,000        4,941,046
Central Japan Railway Co.                                1,916       20,418,226
                                                                 --------------
                                                                     25,359,272
                                                                 --------------
                                                                     36,806,396
                                                                 --------------
Multi Industry Companies - 1.0%
Multi Industry Companies - 1.0%
Barloworld Ltd.                                        411,361        6,833,407
Mitsui & Co. Ltd.                                      654,000        8,335,458
                                                                 --------------
                                                                     15,168,865
                                                                 --------------
Aerospace & Defense - 1.0%
Aerospace - 1.0%
BAE Systems PLC                                      1,998,188       14,778,164
                                                                 --------------
Total Common Stocks
   (cost $1,322,109,788)                                          1,494,304,999
                                                                 --------------

                                                     Principal
                                                      Amount
                                                       (000)
                                                    ----------
SHORT-TERM INVESTMENTS - 5.8%
Time Deposit - 5.8%
BNP Paribas
5.33%, 10/02/06
(cost $89,500,000)                                    $89,500        89,500,000
                                                                 --------------
Total Investments - 102.5%
   (cost $1,411,609,788)                                          1,583,804,999
Other assets less liabilities - (2.5)%                              (38,081,256)
                                                                 --------------
Net Assets - 100.0%                                              $1,545,723,743
                                                                 --------------

(a)  Non-income producing security.

(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in the transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2006, the aggregate market value of these securities amounted to $27,384,585 or 1.8% of net assets.

(c)  Illiquid security, valued at fair value.

Glossary:

ADR - American Depositary Receipt
GDR - Global Depositary Reciept

     COUNTRY BREAKDOWN*
     September 30, 2006 (unaudited)

     COUNTRY             PERCENT OF TOTAL INVESTMENTS

     Japan                            15.3%
     France                           11.6
     Switzerland                       9.6
     United Kingdom                    9.0
     Italy                             5.6
     Brazil                            4.1
     Spain                             3.5
     Germany                           3.2
     Netherlands                       3.2
     South Africa                      2.9
     Ireland                           2.6
     Mexico                            2.4
     Hong Kong                         2.4
     Other                            18.9
     Short-Term                        5.7
     Total Investments               100.0%

* All data are as of September 30, 2006. The Fund's country breakdown is expressed as a percentage of total investments and may vary over time. "Other" country weightings represent less than 2.1% weightings in the following countries: Australia, Austria, Chile, China, Egypt, Greece, Hungary, India, Indonesia, Israel, Luxembourg, Norway, Russia, Singapore, South Korea, Taiwan, Thailand and Turkey.

Please note: The sector classifications presented herein are based on the sector categorization methodology of the Adviser.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3. EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.   DESCRIPTION OF EXHIBIT
-----------   ----------------------
11 (a) (1)    Certification of Principal Executive Officer Pursuant to Section
              302 of the Sarbanes-Oxley Act of 2002

11 (a) (2)    Certification of Principal Financial Officer Pursuant to Section
              302 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein International Growth Fund, Inc.


By: /s/ Marc O. Mayer
    ----------------------
    Marc O. Mayer
    President

Date: November 20, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Marc O. Mayer
    ----------------------
    Marc O. Mayer
    President

Date: November 20, 2006


By: /s/ Joseph J. Mantineo
    ----------------------
    Joseph J. Mantineo
    Treasurer and Chief Financial Officer

Date: November 20, 2006